Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 28,237	$ 22,948
Trade receivables (net of allowance for credit losses of $24,602 and $22,410 at December 31, 2023 and 2022, respectively)	104,321	100,034
Other accounts receivable and prepaid expenses	16,571	15,756
Inventories	68,811	72,009
Total current assets	217,940	210,747
Non-current assets:
Severance pay and pension fund	4,985	4,633
Property and equipment, net	30,659	29,456
Operating lease right-of-use assets	18,837	17,962
Intangible assets, net	16,401	8,208
Goodwill	7,749	0
Other non-current assets	1,954	18,312
Total long-term assets	80,585	78,571
Total assets	298,525	289,318
Current Liabilities:
Trade payables	67,032	67,384
Deferred revenues	5,507	3,343
Short-term loans	32,600	37,500
Operating lease liabilities	3,889	3,745
Other accounts payable and accrued expenses	23,925	20,864
Total current liabilities	132,953	132,836
Long-term liabilities:
Accrued severance pay and pensions	9,399	9,314
Deferred revenues	670	11,545
Operating lease liabilities	13,716	13,187
Other long-term payables	7,768	2,653
Total long-term liabilities	31,553	36,699
Commitments and contingent liabilities
Shareholders’ Equity:
Share capital - Ordinary shares of NIS 0.01 par value – Authorized: 120,000,000 shares on December 31, 2023 and 2022; Issued: 88,899,844 and 87,834,902 shares on December 31, 2023 and 2022, respectively; Outstanding: 85,418,321 and 84,353,379 shares on December 31, 2023 and 2022, respectively	224	224
Additional paid-in capital	437,161	432,214
Treasury shares at cost – 3,481,523 ordinary shares on December 31, 2023 and 2022	(20,091)	(20,091)
Accumulated other comprehensive loss	(8,087)	(11,156)
Accumulated deficit	(275,188)	(281,408)
Total shareholders' equity	134,019	119,783
Total liabilities and shareholders' equity	$ 298,525	$ 289,318